Trade Receivables and Other Current Assets and Receivables (Tables)	12 Months Ended
Dec. 31, 2021
Trade Receivables and Other Current Assets and Receivables
Schedule of trade receivables

	As of
	December 31,
(in thousands of euros)	2019	2020	2021
3 months or less	4	48	4,000
Between 3 and 6 months	—	—	—
Between 6 and 12 months	—	—	—
More than 12 months	—	—	—
Trade receivables	4	48	4,000

Schedule of other current assets and receivables

	As of December 31,
(in thousands of euros)	2019	2020	2021
CIR	9,818	9,012	4,357
Other	16	16	16
Tax receivables	9,833	9,028	4,373
Prepaid expenses	495	3,313	7,454
Short-term deposit account	—	7,336	8,829
Current accrued income	—	2,000	92
Foreign currency forwards	—	1,791	—
Liquidity agreement - Cash	261	1,029	762
VAT receivables	1,416	1,625	2,828
Other receivables	639	821	294
Other current assets	2,811	17,914	20,260
Other current assets and receivables	12,644	26,942	24,632